Fair values of financial assets and financial liabilities	12 Months Ended
Sep. 30, 2025
Fair values of financial assets and financial liabilities
Fair values of financial assets and financial liabilities

Note 22.Fair values of financial assets and financial liabilities

Accounting policy

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

On initial recognition, the transaction price generally represents the fair value of the financial instrument unless there is observable information from an active market to the contrary. Where unobservable information is used, the difference between the transaction price and the fair value (day one profit or loss) is recognised in the income statement over the life of the instrument or when the inputs become observable.

Critical accounting assumptions and estimates

The majority of valuation models used by Westpac employ only observable market data as inputs. However, for certain financial instruments data may be employed which is not readily observable in current markets.

The availability of observable inputs is influenced by factors such as:
● Product type;
● Depth of market activity;
● Maturity of market models; and
● Complexity of the transaction.

Where unobservable market data is used, more judgement is required to determine fair value. The significance of these judgements depends on the significance of the unobservable input to the overall valuation. Unobservable inputs are generally derived from other relevant market data and adjusted against:

● Standard industry practice;
● Economic models; and
● Observed transaction prices.

In order to determine a reliable fair value for a financial instrument, management may apply adjustments to the techniques previously described. These adjustments reflect Westpac’s assessment of factors that market participants would consider in setting the fair value.

These adjustments incorporate bid/offer spreads, credit valuation adjustments (CVA) and funding valuation adjustments (FVA).

Fair Valuation Control Framework

Westpac uses a Fair Valuation Control Framework where the fair value is either determined or validated by a function independent of the transaction. This framework formalises the policies and procedures used to achieve compliance with relevant accounting, industry and regulatory standards. The framework includes specific controls relating to:

●	The revaluation of financial instruments;
●	Independent price verification;
●	Fair value adjustments; and
●	Financial reporting.

A key element of the framework is the Revaluation Committee, comprising senior valuation specialists from within Westpac. The Revaluation Committee reviews the application of the agreed policies and procedures to assess that a fair value measurement basis has been applied.

The method of determining fair value differs depending on the information available.

Fair value hierarchy

A financial instrument’s categorisation within the valuation hierarchy is based on the lowest level input that is significant to the fair value measurement.

Westpac categorises all fair value instruments according to the hierarchy described below.

Valuation techniques

Westpac applies market accepted valuation techniques in determining the fair valuation of over the counter (OTC) derivatives. This includes CVA and FVA, which incorporate credit risk and funding costs and benefits that arise primarily in relation to uncollateralised derivative positions, respectively.

The specific valuation techniques, the observability of the inputs used in valuation models and the subsequent classification for each significant product category are outlined as follows:

Note 22.Fair values of financial assets and financial liabilities (Continued)

Level 1 instruments (Level 1)

The fair value of financial instruments traded in active markets is based on recent unadjusted quoted prices. These prices are based on actual arm’s length basis transactions.

The valuations of Level 1 instruments require little or no management judgement.

Instrument	Balance sheet category	Includes	Valuation
Exchange traded products	Derivatives	Exchange traded interest rate futures and options and commodity and carbon futures
FX products	Derivatives	FX spot and futures contracts
Equity products	Derivatives Trading securities and financial assets measured at FVIS Other financial liabilities	Listed equities and equity indices	All these instruments are traded in liquid, active markets where prices are readily observable. No modelling or assumptions are used in the valuation.
Debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	Australian government and semi-government bonds, New Zealand government bonds, US Treasury Securities

Level 2 instruments (Level 2)

The fair value for financial instruments that are not actively traded is determined using valuation techniques which maximise the use of observable market prices. Valuation techniques include:

●	The use of market standard discounting methodologies;
●	Option pricing models; and
●	Other valuation techniques widely used and accepted by market participants.
Instrument	Balance sheet category	Includes	Valuation
Interest rate products	Derivatives	Interest rate and inflation swaps, swaptions, caps, floors, collars and other non-vanilla interest rate derivatives

Industry standard valuation models are used to calculate the expected future value of payments by product, which is discounted back to a present value. The model’s interest rate inputs are benchmark and actively quoted interest rates in the swap, bond and futures markets. Interest rate volatilities are sourced from brokers and consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

FX products	Derivatives	FX swaps, FX forward contracts, FX options and other non-vanilla FX derivatives	Derived from market observable inputs or consensus pricing providers using industry standard models. If consensus prices are not available, these are classified as Level 3 instruments.
Other credit products	Derivatives	Single name and index credit default swaps

Valued using an industry standard model that incorporates the credit spread as its principal input. Credit spreads are obtained from consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Commodity products	Derivatives	Commodity and carbon derivatives

Valued using industry standard models.

The models calculate the expected future value of deliveries and payments and discount them back to a present value. The model inputs include forward curves, volatilities implied from market observable inputs, discount curves and underlying spot and futures prices. The significant inputs are market observable or available through a consensus data service. If consensus prices are not available, these are classified as Level 3 instruments.

Equity products	Derivatives	Exchange traded equity options, OTC equity options and equity warrants	Due to low liquidity, exchange traded equity options are Level 2. Valued using industry standard models based on observable parameters such as stock prices, dividends, volatilities and interest rates.

Note 22.Fair values of financial assets and financial liabilities (Continued)

Instrument	Balance sheet category	Includes	Valuation
Asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Australian residential mortgage backed securities (RMBS) and other asset backed securities (ABS)

Valued using an industry approach to value floating rate debt with prepayment features. Australian RMBS are valued using prices sourced from a consensus data provider. If consensus prices are not available, these are classified as Level 3 instruments.

Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	State and other government bonds, corporate bonds and commercial paper Repurchase agreements and reverse repurchase agreements over non-asset backed debt securities

Valued using observable market prices, which are sourced from independent pricing services, broker quotes or inter-dealer prices. If prices are not available from these sources, these are classified as Level 3 instruments.

Loans at fair value	Loans	Fixed rate bills and syndicated loans	Discounted cash flow approach, using a discount rate which reflects the terms of the instrument and the timing of cash flows, adjusted for creditworthiness, or expected sale amount.
Certificates of deposit	Deposits and other borrowings	Certificates of deposit	Discounted cash flow using market rates offered for deposits of similar remaining maturities.
Debt issues at fair value	Debt issues	Debt issues	Discounted cash flows, using a discount rate which reflects the terms of the instrument and the timing of cash flows adjusted for market observable changes in Westpac’s implied credit worthiness.

Level 3 instruments (Level 3)

Financial instruments valued where at least one input that could have a significant effect on the instrument’s valuation is not based on observable market data due to illiquidity or complexity of the product. These inputs are generally derived and extrapolated from other relevant market data and calibrated against current market trends and historical transactions.

These valuations are calculated using a high degree of management judgement.

Instrument	Balance sheet category	Includes	Valuation
Debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Certain debt securities with low observability, usually issued via private placement	These securities are evaluated by an independent pricing service or based on third party revaluations. Due to their illiquidity and/or complexity these are classified as Level 3 assets.
Equity instruments	Investment securities	Strategic equity investments

Valued using valuation techniques appropriate to the instrument, including the use of recent arm’s length transactions where available, discounted cash flow approach or reference to the net assets of the entity.

Due to their illiquidity, complexity and/or use of unobservable inputs into valuation models, they are classified as Level 3 assets.

Note 22.Fair values of financial assets and financial liabilities (Continued)

The following tables summarise the attribution of financial instruments measured at fair value to the fair value hierarchy.

	2025				2024
$m	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Consolidated
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	17,431	38,408	2	55,841	15,522	33,700	6	49,228
Derivative financial instruments	16	18,442	6	18,464	13	24,089	7	24,109
Investment securities	77,044	39,049	475	116,568	14,117	88,155	447	102,719
Loans	-	51	15	66	-	210	15	225
Total financial assets measured at fair value on a recurring basis	94,491	95,950	498	190,939	29,652	146,154	475	176,281
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[a]	-	47,514	-	47,514	-	46,878	-	46,878
Other financial liabilities[b]	3,740	14,143	-	17,883	891	18,428	-	19,319
Derivative financial instruments	7	20,619	4	20,630	14	30,955	5	30,974
Debt issues[c]	-	4,478	-	4,478	-	5,385	-	5,385
Total financial liabilities measured at fair value on a recurring basis	3,747	86,754	4	90,505	905	101,646	5	102,556

Parent Entity
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	17,196	36,428	2	53,626	15,091	31,918	5	47,014
Derivative financial instruments	16	17,512	6	17,534	13	23,883	6	23,902
Investment securities	73,589	35,291	220	109,100	11,166	84,182	206	95,554
Loans	-	51	-	51	-	210	1	211
Due from subsidiaries	-	806	-	806	-	1,044	-	1,044
Total financial assets measured at fair value on a recurring basis	90,801	90,088	228	181,117	26,270	141,237	218	167,725
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings[a]	-	45,920	-	45,920	-	45,167	-	45,167
Other financial liabilities[b]	3,740	13,659	-	17,399	891	18,428	-	19,319
Derivative financial instruments	7	20,481	4	20,492	14	30,776	5	30,795
Debt issues[c]	-	2,064	-	2,064	-	1,961	-	1,961
Due to subsidiaries	-	1,190	-	1,190	-	344	-	344
Total financial liabilities measured at fair value on a recurring basis	3,747	83,314	4	87,065	905	96,676	5	97,586

a.	The contractual outstanding amount payable at maturity was $47,838 million (2024: $47,328 million) for the Group and $46,239 million (2024: $45,603 million) for the Parent Entity.
b.	The contractual outstanding amount payable at maturity for the Group is $20,032 million (2024: $19,320 million) and $19,548 million for the Parent Entity (2024: $19,320 million).
c.

The contractual outstanding payable at maturity was $4,877 million (2024: $5,678 million) for the Group and $2,446 million (2024: $2,226 million) for the Parent Entity. The cumulative change in the fair value of debt issues attributable to changes in Westpac’s own credit risk was $37 million decrease (2024: $58 million decrease) for the Group and Parent Entity.

$48,184 million of assets and $274 million of liabilities for the Group and Parent Entity have been transferred from Level 2 to Level 1 in 2025. This followed a detailed review of the levelling of certain US Treasury securities and certain Australian semi-government bonds using additional granular data sourced from independent pricing services, which confirmed that observable prices in an active market are available for the securities transferred. Transfers in and transfers out are reported using the end of period fair values.

Note 22.Fair values of financial assets and financial liabilities (Continued)

Reconciliation of non-market observables

The following tables summarise the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3).

	Trading
	securities and
	financial assets
	measured	Investment	Derivative and	Total Level	Derivative	Total Level
$m	at FVIS	securities	other assets	3 assets	liabilities	3 liabilities
Consolidated
Balance as at 30 September 2023	27	441	41	509	15	15
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(1)	-	(28)	(29)	2	2
OCI	-	(11)	-	(11)	-	-
Acquisitions and issues	9	21	231	261	308	308
Disposals and settlements	(11)	(5)	(220)	(236)	(311)	(311)
Transfer into or out of non-market observables	(18)	-	(2)	(20)	(9)	(9)
Foreign currency translation impacts	-	1	-	1	-	-
Balance as at 30 September 2024	6	447	22	475	5	5
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	1	1	7	7
OCI	-	25	-	25	-	-
Acquisitions and issues	8	1	4	13	14	14
Disposals and settlements	(12)	(1)	(4)	(17)	(3)	(3)
Transfer into or out of non-market observables	-	-	(1)	(1)	(19)	(19)
Foreign currency translation impacts	-	3	(1)	2	-	-
Balance as at 30 September 2025	2	475	21	498	4	4
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2024	-	-	5	5	1	1
30 September 2025	-	-	1	1	(2)	(2)

Note 22.Fair values of financial assets and financial liabilities (Continued)

	Trading
	securities and
	financial assets
	measured	Investment	Derivative and	Total Level	Derivative	Total Level
$m	at FVIS	securities	other assets	3 assets	liabilities	3 liabilities
Parent Entity
Balance as at 30 September 2023	26	202	29	257	15	15
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(1)	-	(28)	(29)	2	2
OCI	-	(13)	-	(13)	-	-
Acquisitions and issues	9	16	228	253	308	308
Disposals and settlements	(11)	-	(220)	(231)	(311)	(311)
Transfer into or out of non-market observables	(18)	-	(2)	(20)	(9)	(9)
Foreign currency translation impacts	-	1	-	1	-	-
Balance as at 30 September 2024	5	206	7	218	5	5
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	-	-	1	1	7	7
OCI	-	10	-	10	-	-
Acquisitions and issues	8	1	2	11	14	14
Disposals and settlements	(11)	-	(3)	(14)	(3)	(3)
Transfer into or out of non-market observables	-	-	(1)	(1)	(19)	(19)
Foreign currency translation impacts	-	3	-	3	-	-
Balance as at 30 September 2025	2	220	6	228	4	4
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at:
30 September 2024	-	-	5	5	1	1
30 September 2025	-	-	1	1	(2)	(2)

Transfers into and out of Level 3 have occurred due to changes in observability in the significant inputs into the valuation models used to determine the fair value of the related financial instruments. Transfers in and transfers out are reported using the end of period fair values.

Significant unobservable inputs

Sensitivities to reasonably possible changes in non-market observable valuation assumptions would not have a material impact on Westpac’s reported results.

Day one profit or loss

The closing balance of unrecognised day one profit for both Westpac and the Parent Entity as at 30 September 2025 was $2 million (2024: $1 million).

Financial instruments not measured at fair value

For financial instruments not measured at fair value on a recurring basis, fair value has been derived as follows:

Instrument	Valuation
Loans

Where available, the fair value of loans is based on observable market transactions, otherwise fair value is estimated using discounted cash flow models. For variable rate loans, the discount rate used is the current effective interest rate. The discount rate applied for fixed rate loans reflects the market rate for the maturity of the loan and the credit worthiness of the borrower.

Investment securities	The carrying value approximates the fair value. The balance principally relates to government securities from illiquid markets. Fair value is monitored by reference to recent issuances.
Deposits and other borrowings

Fair values of deposit liabilities payable on demand (non-interest bearing, interest bearing and savings deposits) approximate their carrying value. Fair values for term deposits are estimated using discounted cash flows, applying market rates offered for deposits of similar remaining maturities.

Debt issues and loan capital

Fair values are calculated using a discounted cash flow model. The discount rates applied reflect the terms of the instruments, the timing of the estimated cash flows and are adjusted for any changes in Westpac’s credit spreads.

All other financial assets and liabilities	For all other financial assets and liabilities, the carrying value approximates the fair value. These items are either short-term in nature, re-price frequently or are of a high credit rating.

Note 22.Fair values of financial assets and financial liabilities (Continued)

The following tables summarise the estimated fair value and fair value hierarchy of financial instruments not measured at fair value.

		Estimated fair value
Consolidated	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2025
Financial assets not measured at fair value
Cash and balances with central banks	50,430	50,430	-	-	50,430
Collateral paid	4,590	4,590	-	-	4,590
Investment securities	973	-	482	491	973
Loans	851,787	-	-	852,108	852,108
Other financial assets	10,766	-	10,766	-	10,766
Total financial assets not measured at fair value	918,546	55,020	11,248	852,599	918,867
Financial liabilities not measured at fair value
Collateral received	3,187	3,187	-	-	3,187
Deposits and other borrowings	722,943	-	720,311	3,360	723,671
Other financial liabilities	23,605	-	23,605	-	23,605
Debt issues[a]	166,926	-	165,969	1,762	167,731
Loan capital[a]	39,970	-	41,731	-	41,731
Total financial liabilities not measured at fair value	956,631	3,187	951,616	5,122	959,925

2024
Financial assets not measured at fair value
Cash and balances with central banks	65,667	65,667	-	-	65,667
Collateral paid	6,269	6,269	-	-	6,269
Investment securities	1,166	-	452	714	1,166
Loans	806,542	-	-	805,776	805,776
Other financial assets	5,456	-	5,456	-	5,456
Total financial assets not measured at fair value	885,100	71,936	5,908	806,490	884,334
Financial liabilities not measured at fair value
Collateral received	3,078	3,078	-	-	3,078
Deposits and other borrowings	673,611	-	670,515	3,869	674,384
Other financial liabilities	18,758	-	18,758	-	18,758
Debt issues[a]	163,899	-	162,750	1,755	164,505
Loan capital[a]	37,883	-	39,390	-	39,390
Total financial liabilities not measured at fair value	897,229	3,078	891,413	5,624	900,115

a.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.

Note 22.Fair values of financial assets and financial liabilities (Continued)

		Estimated fair value
Parent Entity	Carrying
$m	amount	Level 1	Level 2	Level 3	Total
2025
Financial assets not measured at fair value
Cash and balances with central banks	44,782	44,782	-	-	44,782
Collateral paid	4,562	4,562	-	-	4,562
Loans	755,061	-	-	755,074	755,074
Due from subsidiaries[a]	47,242	-	6,528	40,714	47,242
Other financial assets	10,126	-	10,126	-	10,126
Total financial assets not measured at fair value	861,773	49,344	16,654	795,788	861,786
Financial liabilities not measured at fair value
Collateral received	2,364	2,364	-	-	2,364
Deposits and other borrowings	650,740	-	649,873	1,522	651,395
Other financial liabilities	21,536	-	21,536	-	21,536
Debt issues[b]	140,558	-	141,181	-	141,181
Due to subsidiaries	51,376	-	2,541	48,835	51,376
Loan capital[b]	38,891	-	40,623	-	40,623
Total financial liabilities not measured at fair value	905,465	2,364	855,754	50,357	908,475

2024
Financial assets not measured at fair value
Cash and balances with central banks	58,400	58,400	-	-	58,400
Collateral paid	6,199	6,199	-	-	6,199
Investment securities	69	-	-	69	69
Loans	709,832	-	-	709,048	709,048
Due from subsidiaries[a]	50,517	-	4,683	45,834	50,517
Other financial assets	4,951	-	4,951	-	4,951
Total financial assets not measured at fair value	829,968	64,599	9,634	754,951	829,184
Financial liabilities not measured at fair value
Collateral received	2,935	2,935	-	-	2,935
Deposits and other borrowings	599,314	-	598,587	1,405	599,992
Other financial liabilities	14,598	-	14,598	-	14,598
Debt issues[b]	141,921	-	142,427	-	142,427
Due to subsidiaries	55,378	-	3,505	51,873	55,378
Loan capital[b]	36,770	-	38,240	-	38,240
Total financial liabilities not measured at fair value	850,916	2,935	797,357	53,278	853,570

a.	Due from subsidiaries excluded $782 million (2024: $778 million) of long-term debt instruments with equity-like characteristics which are part of the total investment in subsidiaries.
b.	The estimated fair values of debt issues and loan capital include the impact of changes in Westpac’s credit spreads since origination.